Fair Value Measurement - Schedule of Fair Value and Fair Value Hierarchy of Loans and Borrowings Carried at Amortized Cost (Details) - Level 2 - EUR (€) € in Thousands	Sep. 30, 2025	Sep. 30, 2024
Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Nominal value	€ 217,408	€ 208,305
Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Nominal value	428,500	428,500
EUR | Term Loan
Disclosure of fair value measurement of liabilities [line items]
Nominal value	375,000	375,000
USD | Term Loan
Disclosure of fair value measurement of liabilities [line items]
Nominal value	103,731	160,772
Fair Value | Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	230,176	216,322
Fair Value | Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	450,961	449,533
Fair Value | EUR | Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	387,500	396,560
Fair Value | USD | Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	107,246	169,363
Carrying Value | Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	221,391	212,121
Carrying Value | Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	444,963	446,739
Carrying Value | EUR | Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	375,112	375,905
Carrying Value | USD | Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	€ 103,677	€ 159,870